SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL
6	SHARE CAPITAL

Authorized - Unlimited Common Shares, fully paid

The following is a continuity of the Company’s share capital:

		Note	Number	Value
January 1, 2024	Balance		23,003,552	120,015
February 5, 2024 to June 5, 2024	Shares issued upon exercise of Convertible Debt	5	504,215	2,704
June 1, 2024	Shares issued upon settlement of deferred consideration for Spin acquisition		369,516	2,139
June 2, 2024	Shares issued upon settlement of deferred consideration for Wild Streak acquisition		393,111	3,491
April 1, 2024 to December 18, 2024	Issuance of share capital upon exercise of FSOs		156,107	607
May 1, 2024 to September 18, 2024	Issuance of share capital upon exercise of DSUs	8	198,481	1,016
May 1, 2024 to May 14,2024	Issuance of share capital upon exercise of RSUs	8	418,000	1,757
December 31, 2024	Balance		25,042,982	131,729

January 1, 2025	Balance		25,042,982	131,729
February 6, 2025 to June 30, 2025	Exercise of FSO	8	35,000	144
June 5, 2025	Shares issued upon settlement of deferred consideration for Spin acquisition	10	371,496	1,380
December 02, 2025	Exercise of RSU	8	103,815	693
December 31, 2025	Balance		25,553,293	133,946

The Shares have no par value.